Jul. 01, 2020

JPMORGAN TRUST IV

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Summary Prospectus and Prospectus dated July 1, 2020, as supplemented

(Class A Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 13, 2020

Effective September 15, 2020 (the “Effective Date”), the “Risk/Return Summary — Fees and Expenses of the Fund” section and “SHAREHOLDER FEES” table in the Summary Prospectus and Prospectus for the JPMorgan Ultra-Short Municipal Fund will be deleted and replaced with the following:

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class I

Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	NONE	NONE

Maximum Deferred Sales Charge (Load) as a % of Original Cost of Shares	NONE	NONE

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE